CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) shares in Thousands	Total	Number of Common Shares	Warrant reserve	Share-based payment Reserve	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020		697,216,453
Balance, amount at Dec. 31, 2020	$ 243,553,000	$ 317,167,000	$ 25,056,000	$ 19,592,000	$ (1,392,000)	$ (116,870,000)
Statement [Line Items]
Exercise of options (Note 10(d)), shares		2,287,500
Exercise of options (Note 10(d)), amount	576,000	$ 841,000	0	(265,000)	0	0
Exercise of warrants (Note 10(c)), shares		265,650
Exercise of warrants (Note 10(c)), amount	92,000	$ 94,000	(2,000)	0	0	0
Shares issued in connection with mineral property tenure (Note 7), shares		1,107,035
Shares issued in connection with mineral property tenure (Note 7), amount	385,000	$ 385,000	0	0	0	0
Cameron Gold exploration agreement, shares		25,000
Cameron Gold exploration agreement, amount	21,000	$ 12,000	9,000	0
Share reduction due to expiry, shares		(701,579)
Share reduction due to expiry, amount	0	$ 0	0	0
Share-based payments	2,892,000	0	0	2,892,000	0	0
Obligation to distribute investments	12,954,000	0	0	0	0	12,954,000
Loss for the year	(38,350,000)	0	0	0	0	(38,350,000)
Other comprehensive loss	1,802,000	0	0	0	1,802,000	0
Balance, amount at Dec. 31, 2021	223,925,000	$ 318,499,000	25,063,000	22,219,000	410,000	(142,266,000)
Balance, shares at Dec. 31, 2021		700,200,059
Statement [Line Items]
Shares issued in connection with mineral property tenure (Note 7), shares		4,708,127
Shares issued in connection with mineral property tenure (Note 7), amount	1,250,000	$ 1,250,000	0	0	0	0
Share reduction due to expiry, shares		(118,029)
Share reduction due to expiry, amount	0	$ 0	0	0	0	0
Share-based payments	2,427,000	0	0	2,427,000	0	0
Loss for the year	(16,279,000)	0				(16,279,000)
Other comprehensive loss	(4,747,000)	$ 0
Proceeds from private placement (Note 14(b)), shares		17,749,868
Proceeds from private placement (Note 14(b)), amount	5,325,000	$ 5,325,000	0	0	0	0
Private placements share issuance cost	(271,000)	(271,000)	0	0	0	0
Flow-through share premium liability	(1,351,000)	$ (1,351,000)	0	0	0	0
Settlement of RSUs (Note 10(e)), shares		516,664
Settlement of RSUs (Note 10(e)), amount	0	$ 120,000	0	(120,000)	0	0
Shares issued on acquisition of Duparquet Project (Note 4), shares		79,169,460
Shares issued on acquisition of Duparquet Project (Note 4), amount	17,391,000	$ 17,391,000	0	0	0	0
Balance, amount at Dec. 31, 2022	$ 227,670,000	$ 340,963,000	$ 25,063,000	$ 24,526,000	$ (4,337,000)	$ (158,545,000)
Balance, shares at Dec. 31, 2022		802,226,149